Related parties - Details of relation with Gilead (Details) - Gilead [member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Trade and other receivables	€ 3,833,000	€ 2,268,000	€ 5,198,000
Trade and other payables			585,000
Revenue Recognized Related To The Performance Obligation For The Drug Discovery Platform	1,068,967,000	230,182,000	230,242,000
Revenue Recognised Related To Filgotinib Performance Obligation		26,041,000	429,439,000
Royalty Income Related To The Commercialization Of Filgotinb	12,177,000	10,604,000	9,466,000
Cost Reimbursements Recognized Related To The Development Of GLPG1690		128,000	299,000
Cross charges from and to Gilead relating to filgotinib (4)	36,000		3,643,000
Royalties Receivable	€ 3,800,000	€ 2,200,000	2,400,000
Filgotinib development cost sharing receivables.			€ 2,500,000